Equity (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of stock option activity during the three years ended December 31, 2012 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option	Aggregate intrinsic value
Outstanding and exercisable at January 1, 2010	75,000	$4.41	$0.89
Granted	60,000	$4.45	$1.58
Surrendered	(15,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2010	120,000	$4.43	$1.24
Granted	60,000	$5.92	$1.87

Outstanding and exercisable at December 31, 2011	180,000	$4.93	$1.45
Granted	1,503,000	$6.03	$1.26
Expired	(60,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2012	1,623,000	$5.97	$1.29	$12,741

Exercisable at December 31, 2012				$1,584
Expected to vest after December 31, 2012				$11,157

Option Granted by Company

Details of the options granted by the Company in 2010, 2011 and 2012 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2010
60,000	100% vested at date of grant	$4.45	June 3, 2010 to June 2, 2013	5.0

In 2011
60,000	100% vested at date of grant	$5.92	June 10, 2011 to June 9, 2014	17.3

In 2012
600,000	100% will vest in April 2013*	$6.66	April 1, 2013 to February 9, 2015	25.3
831,000	50% vested in January 2013 and 50% will vest in January 2014*	$5.63	January 1, 2013 to April 26, 2015	27.9
60,000	100% vested at date of grant	$5.34	June 6, 2012 to June 5, 2015	29.2
12,000	1,000 shares monthly from August 1, 2012	$5.95	August 1, 2012 to July 31, 2014	19.0

*	Subject to achievement of performance target.

Weighted Average Fair Value Options Granted, Assumptions

The weighted average fair value of options granted during 2010, 2011 and 2012 was $1.58, $1.87 and $1.26, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2010	2011	2012
Risk-free interest rate	1.25%	0.75%	0.30% to 0.39%
Expected life	3 years	3 years	2 years to 3 years
Expected volatility	51.23%	50.99%	38.57 % to 41.45%
Expected dividend yield	—	1.69%	3.30% to 4.49%